FINANCIAL INSTRUMENTS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	£ 5,159	£ 6,537
Liabilities designated at fair value through profit or loss: debt securities in issue	5,159	6,537
Fair value losses before tax	(519)	86	£ 75
Derivative financial instruments	3,857	5,511
Derivative financial instruments	5,891	4,643
Adjustments for gains (losses) on change in fair value of derivatives	6	12
Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	(21)
Top of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	19
CVA
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 12
DVA
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in credit default swap (in percent)	1.00%
DVA | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 13
Funding Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 1
Residential mortgage backed securities | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Debt instrument term	2 years
Residential mortgage backed securities | Top of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Debt instrument term	5 years
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial assets at fair value excluding derivatives	£ 24,217	£ 29,584